REVENUE RECOGNITION, Movement in the Contract Liabilities (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020
Movement in Contract Liabilities [Roll Forward]
Contract liabilities at start of the period	$ 560		$ 323
Amounts invoiced during the year	13,512		8,970
Less revenue recognized during the year	(13,622)		(8,733)
Contract liabilities at end of the period	$ 450	[1]	$ 560

[1]	Derived from audited consolidated financial statements